Thrivent High Yield Municipal Bond Fund Investment Objectives and Goals - Thrivent High Yield Municipal Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Prior to February 27, 2026, Thrivent High Yield Municipal Bond Fund (the "Fund") was named Thrivent High Income Municipal Bond Fund.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income exempt from federal income taxes. The Fund's investment objective may be changed without shareholder approval.